Other Current Assets	12 Months Ended
Jun. 30, 2020
Other Current Assets
Other Current Assets
12.	OTHER CURRENT ASSETS

	2020 A$	2019 A$
Prepayments	95,820	159,844
Performance bond and deposits	2,025	53,456
Total current prepayments and other assets	97,845	213,300